Debt and Other Long-Term Liabilities (Schedule of Maturities of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Total	$ 956,250	$ 745,523
Credit Facility | Term Loans
Line of Credit Facility [Line Items]
2015	9,376
2016	13,126
2017	15,000
2018	18,750
2019	89,998
Total	$ 146,250	$ 344,375